Note 11 - Share-based Payments - Options Outstanding (Details)	3 Months Ended	9 Months Ended
	Mar. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Mar. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Balance, number of options	6,804,000	3,999,000
Balance, weighted average exercise price	$ 0.19	$ 0.23
Balance, weighted average remaining contract life	2.26	2.52
Balance, number of options	6,804,000	3,999,000	3,999,000	3,999,000
Balance, weighted average exercise price	$ 0.19	$ 0.23	$ 0.23	$ 0.23
Balance, weighted average remaining contract life	2.26	2.52	2.52	2.77
Granted, number of options	1,200,000	2,920,000
Granted, weighted average exercise price	$ 0.07	$ 0.07
Granted, weighted average remaining contract life (in shares) | shares	2.85	2.89
Expired, number of options		(25,000)
Expired, weighted average exercise price		$ 0.23
Expired, weighted average remaining contract life (in shares) | shares
Forfeited, number of options	(442,000)	(90,000)
Forfeited, weighted average exercise price	$ 0.22	$ 0.23
Forfeited, weighted average remaining contract life (in shares) | shares
Balance, number of options	7,562,000	6,804,000
Balance, weighted average exercise price	$ 0.13	$ 0.19
Balance, weighted average remaining contract life	2.17	2.26
Options exercisable, number of options	4,852,001	4,566,000
Options exercisable, weighted average exercise price	$ 0.19	$ 0.21
Options exercisable, number of options	4,852,001	4,566,000	3,108,625
Options exercisable, weighted average exercise price	$ 0.19	$ 0.21	$ 0.21
Options exercisable, weighted average exercise price	$ 0.16	$ 0.19